SHARE-BASED COMPENSATION (Nonvested Restricted Shares) (Narrative) (Details) - Nonvested restricted shares [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other disclosures
Compensation expense	$ 4,112	$ 4,124	$ 1,509
Unrecognized compensation expense	$ 10,323
Expected weighted-average period for unrecognized compensation expense to be recognized	2 years 1 month 13 days